Fair Value Measurements - Schedule of financial assets and liabilities measured at fair value (Parenthetical) (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurements [Abstract]
Cash balance held with trust account	$ 928	$ 943